SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Sep. 30, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years